Drilling units (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Impairment	$ (152)	$ (152)	$ (4,087)	$ 0
Accumulated depreciation
Impairment of long-lived assets	$ 152	152	4,087	0
Drilling units
Cost
Opening balance		3,108	7,048
Additions		93	147
Impairment		(152)	(4,087)
Disposal, cost		(364)
Closing balance		2,685	3,108	7,048
Accumulated depreciation
Opening balance		(988)	(647)
Depreciation		(147)	(341)
Disposal, accumulated depreciation		227
Closing balance		(908)	(988)	(647)
Disposal, net		(137)
Net book value		1,777	2,120	$ 6,401
Impairment of long-lived assets		$ 152	$ 4,087